Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (Note 3)	$ 450,357	$ 425,354
Accounts receivable, net of allowances for doubtful accounts and billing adjustments of $5.9 million and $4.8 million as of 2017 and 2016, respectively	412,322	432,847
Prepaid expenses and other current assets (Note 4)	216,565	164,488
Total current assets	1,079,244	1,022,689
Goodwill (Notes 1 and 5)	3,264,071	3,270,952
Other intangible assets, net of accumulated amortization of $600.9 million and $420.6 million as of 2017 and 2016, respectively (Note 6)	727,146	906,676
Intangible assets - computer software, net of accumulated amortization of $849.3 million and $757.4 million as of 2017 and 2016, respectively (Note 7)	383,715	423,188
Property and equipment, net of accumulated depreciation and amortization of $521.1 million and $480.7 million as of 2017 and 2016, respectively (Note 8)	325,218	282,345
Contract acquisition costs, net of accumulated amortization of $342.7 million and $309.7 million as of 2017 and 2016, respectively (Note 9)	258,665	235,700
Equity investments, net (Note 10)	163,518	133,556
Deferred income tax asset (Note 13)	6,091	7,055
Other assets	124,021	84,016
Total assets	6,331,689	6,366,177
Current liabilities:
Current portion of long-term borrowings (Note 11)	559,050	48,040
Accounts payable	62,310	38,712
Accrued salaries and employee benefits	82,135	67,655
Current portion of obligations under capital leases and license agreements (Note 11)	6,762	2,687
Other current liabilities (Note 12)	278,835	263,259
Total current liabilities	989,092	420,353
Long-term borrowings, excluding current portion (Note 11)	2,591,949	3,312,215
Deferred income tax liabilities (Note 13)	238,317	419,552
Obligations under capital leases and license agreements, excluding current portion (Note 11)	36,053	1,061
Other long-term liabilities	119,596	88,983
Total liabilities	3,975,007	4,242,164
Redeemable noncontrolling interest in consolidated subsidiary	115,689	24,093
Commitments and contingencies (Note 14)
Shareholders' Equity
Common stock- $0.10 par value. Authorized 600,000 shares; 202,765 issued as of 2017 and 2016; 180,903 and 183,451 outstanding as of 2017 and 2016, respectively	20,277	20,276
Additional paid-in capital	162,806	279,627
Accumulated other comprehensive loss, net (Note 19)	(36,148)	(56,158)
Treasury stock, at cost (21,862 and 19,314 shares as of 2017 and 2016, respectively (Note 18)	(909,960)	(646,047)
Retained earnings	3,004,018	2,502,222
Total shareholders' equity	2,240,993	2,099,920
Total liabilities and shareholders' equity	$ 6,331,689	$ 6,366,177